Financial income and costs	12 Months Ended
Dec. 31, 2018
Disclosure of Financial income and costs [Abstract]
Disclosure of finance income (cost) [text block]
(29)	Financial income and costs

	2018	2017	2016
Interest income	$1,072,991	848,148	637,977
Income from interest in accounts receivable	4,516	8,961	8,357
Foreign exchange gain, net	39,323	230,532	297,463
Effects of valuation of derivative financial instruments	23,919	-	25,377
Financial income	1,140,749	1,087,641	969,174

Effects of valuation of derivative financial instruments	-	(84,094)	-
Interest expense and financial expenses on financial debt	(185,913)	(188,597)	(129,769)
Commissions and other financial expenses	(146,255)	(67,400)	(42,385)
Financial costs	(332,168)	(340,091)	(172,154)
Financial income, net	$808,581	747,550	797,020